Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes Textual [Abstract]
Net operating loss carry-forward	$ 3,300,000
Operating loss carryforwards, expiration dates	Dec. 31, 2033
Valuation allowance	1,264,000	1,997,000
Increase in valuation allowance	733,000
Income tax expense (benefit)
Federal corporate tax rate	34.00%	34.00%
State corporate tax rate	6.75%	6.75%
Blended tax rate	38.00%	38.00%